Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Entity Central Index Key	0001038143
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Entity File Number	1-14712
Entity Registrant Name	ORANGE
Entity Address, Address Line One	111 quai du Président Roosevelt
Entity Address, Postal Zip Code	92130
Entity Address, City or Town	Issy-les-Moulineaux
Entity Address, Country	FR
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Amendment Flag	false